Stockholders' Equity (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding, Beginning Balance	345,000	267,125
Options, Granted	0	105,500
Options, Canceled	0	0
Options, Exercised	0	0
Options, Expired/Forfeited	(1,875)	(27,625)
Options, Outstanding, Ending Balance	343,125	345,000
Options, Exercisable at December 31, 2013	304,500
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 4.54	$ 5.00
Weighted-Average Exercise Price, Granted	$ 0	$ 3.00
Weighted-Average Exercise Price Canceled	$ 0	$ 0
Weighted-Average Exercise Price, Exercised	$ 0	$ 0
Weighted-Average Exercise Price, Expired/Forfeited	$ (3.40)	$ (3.06)
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 4.55	$ 4.54
Weighted-Average Exercise Price, Exercisable at December 31, 2013	$ 4.75